Short-term Debt	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Short-term Debt

Note 9 – Short-term Debt

Convertible Notes Payable

Convertible Notes payable represents a securities purchase agreement with select accredited investors, which was assumed in the Asset Purchase Agreement between Medovex Corp and Regenerative Medicine Solutions, LLC (“Merger”) in 2019 (see Note 1 – “Description of the Company” to the consolidated financial statements in the Company’s 2020 Annual Report on Form 10-K). The debt assumed by the Company, as part of the merger, consisted of $750,000 of units (the “Units”) with a purchase price of $50,000 per Unit. Each Unit consists of (i) a 12% senior secured convertible note, initially convertible into shares of the Company’s common stock, par value $0.001 per share, at a conversion price equal to the lesser of $0.40 or ninety percent (90%) of the per share purchase price of any shares of common stock or common stock equivalents issued in future private placements of equity and/or debt securities completed by the Company following this offering, and (ii) a three-year warrant to purchase such number of shares of the Company’s common stock equal to one hundred percent (100%) of the number of shares of common stock issuable upon conversion of the notes at $0.40. The Convertible Notes were secured by all of the assets of the Company.

In 2019, $100,000 of the Convertible Notes were converted into shares of common stock, and $350,000 of the Convertible Notes were redeemed by the Company. The Company reached an extension with the remaining noteholder which extended the maturity date of the Hawes Notes for one year, until September 30, 2020. The notes had a principal balance of $300,000 plus penalties of approximately $85,000 and accrued interest of approximately $40,000 for a total adjusted principal balance upon renewal of $424,615 as of March 31, 2020. In connection with the April Offering, the Company entered into an amendment with the Investor with respect to the outstanding 12% Senior Secured Convertible Note due September 30, 2020, which was originally issued in 2018 and assumed in the Merger and which was purchased by the Investor from its original holder, George Hawes, on March 27, 2020 (see Note 11 –“Debt” to the consolidated financial statements in the Company’s 2020 Annual Report on Form 10-K).

On April 1, 2021, the Company, entered into a Secured Convertible Note Purchase Agreement (the “April 2021 Note Purchase Agreement”) with five (5) investors (the “Holders”). Pursuant to the terms of the April 2021 Note Purchase Agreement, the Company sold promissory notes in the aggregate principal amount of $2,575,000 maturing on March 31, 2022 with an annual interest rate of 8%. The Notes are convertible into shares of Common Stock at a discount of 20% to the price paid for such New Securities in the next round of financing that meets the definition of Qualified Financing as defined in the April 2021 Note Purchase Agreement. The Notes are secured by the assets of the Company under a security agreement with the Holders. The lead investor of the April 2021 Note Purchase Agreement, FWHC Bridge, LLC, advanced $1,500,000 of the total amount to the Company. FWHC Bridge, LLC is an affiliated entity of FWHC, LLC, which is a principal stockholder and related party of the Company. An additional affiliate of FWHC, LLC provided an additional $25,000 as part of the April 2021 Note Purchase Agreement.

Interest expense is being accreted to the principal balance using the effective interest method. For the three months and nine months ended September 30, 2021, the Company recorded interest expense of $30,445 for related party convertible notes payable and $20,962 for convertible notes payable and $59,665 for related party convertible notes payable and $41,080 for convertible notes payable, respectively.

Notes Payable

Notes payable were assumed in the Merger and are due in aggregate monthly installments of approximately $5,800 and carry an interest rate of 5%. Each note originally had a maturity date of August 1, 2019. The Company finalized an eighteen-month extension to March 1, 2021. The Company is working with the lender for an additional extension of the promissory notes. The promissory notes have an aggregate outstanding balance of approximately $67,000 at September 30, 2021 and December 31, 2020. The Company has not made payments on this note since February 10, 2020, due to COVID-19, resulting in accrued interest of approximately $5,000.

On March 27, 2020, the Company issued a demand note in the principal amount of $500,000 to FWHC Bridge, LLC (the “Investor”) in exchange for a loan made by the Investor in such amount to cover the Company’s working capital needs. Subsequently on April 9, 2020, in exchange for an additional loan of $500,000 made by the Investor to the Company, the Company amended and restated the demand note to reflect a new principal amount of $1,000,000, which became the A&R Note (see Note 11-”Debt” to the consolidated financial statements in the Company’s 2020 Annual Report on Form 10-K).

Paycheck Protection Program

On April 29, 2020, the Company issued a promissory note in the principal amount of $809,082 to the Bank of Tampa in connection with a loan in such amount made under the Paycheck Protection Program (“PPP Loan”). The PPP Loan bears an interest rate of 1% per annum and matures on April 29, 2022. The Company elected to use a 24-week Covered Period, per the SBA Paycheck Protection Program guidelines, which ended on October 14, 2020.

The Company could apply for loan forgiveness in an amount equal to the sum of the following costs incurred by the Company:

1) payroll costs;

2) any payment of interest on covered mortgage obligations;

3) any payment on a covered rent obligation; and

4) any covered utility payment

The Company received notification from the Small Business Administration (“SBA”), dated August 17, 2021, notifying it that $689,974 in principal and $8,847 in interest was forgiven under the guidelines of the Paycheck Protection Program. As of September 30, 2021, the current balance is $105,878 with $405 in interest payable.